PIMCO Variable Insurance Trust

Supplement Dated February 26, 2016 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Statement of Additional

Information each dated April 30, 2015, each as supplemented

Disclosure Related to the PIMCO Money Market Portfolio

The Board of Trustees of PIMCO Variable Insurance Trust (the “Trust”) has approved a Plan of Liquidation for the PIMCO Money Market Portfolio (the “Portfolio”) pursuant to which the Portfolio will be liquidated (the “Liquidation”) on or about September 23, 2016 (“Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective September 1, 2016, the Portfolio will no longer accept most new investment or most existing investment (except through reinvested dividends) or be eligible for most exchanges from other Portfolios of the Trust.

Beginning when the Portfolio commences liquidation of its portfolio, the Portfolio may not pursue its investment objective or engage in normal business activities, except for the purposes of winding up its business and affairs, preserving the value of its assets, paying its liabilities, and distributing its remaining assets to shareholders.

Mechanics. In connection with the Liquidation, any shares of the Portfolio outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the Portfolio has paid or provided for all of its charges, taxes, expenses and liabilities. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Portfolio shareholders of record at the time of the Liquidation. Additionally, the Portfolio must declare and distribute to shareholders any realized capital gains and all net investment income no later than the final Liquidation distribution. Pacific Investment Management Company LLC (“PIMCO”), investment adviser to the Portfolio, intends to distribute substantially all of the Portfolio’s realized capital gains and net investment income prior to the Liquidation. PIMCO will bear all expenses in connection with the Liquidation.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of the Portfolio may redeem their shares of the Portfolio and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases and Redemptions – Redeeming Shares” in the Prospectus. Shareholders may also exchange their Portfolio shares for shares of the same class of any other Portfolio of the Trust available to shareholders.

U.S. Federal Income Tax Matters. The Liquidation is not expected to be a taxable event for the Portfolio or contract owners. To avoid federal income and excise taxes, the Portfolio will distribute any earnings not previously distributed prior to the end of its final taxable year. Prior to any distribution to shareholders, the Portfolio will declare dividends, if any, of an amount sufficient to satisfy its income and excise tax distribution requirements for its final taxable year. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidation.

If you have any questions regarding the Liquidation, please contact the Trust at 1-800-927-4648.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_022616

PIMCO Variable Insurance Trust

Supplement Dated February 26, 2016 to the PIMCO Money Market Portfolio

Administrative Class Prospectus and PIMCO Money Market Portfolio Institutional Class

Prospectus, each dated April 30, 2015, each as supplemented

Disclosure Related to the PIMCO Money Market Portfolio

The Board of Trustees of PIMCO Variable Insurance Trust (the “Trust”) has approved a Plan of Liquidation for the PIMCO Money Market Portfolio (the “Portfolio”) pursuant to which the Portfolio will be liquidated (the “Liquidation”) on or about September 23, 2016 (“Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective September 1, 2016, the Portfolio will no longer accept most new investment or most existing investment (except through reinvested dividends) or be eligible for most exchanges from other Portfolios of the Trust.

Beginning when the Portfolio commences liquidation of its portfolio, the Portfolio may not pursue its investment objective or engage in normal business activities, except for the purposes of winding up its business and affairs, preserving the value of its assets, paying its liabilities, and distributing its remaining assets to shareholders.

Mechanics. In connection with the Liquidation, any shares of the Portfolio outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the Portfolio has paid or provided for all of its charges, taxes, expenses and liabilities. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Portfolio shareholders of record at the time of the Liquidation. Additionally, the Portfolio must declare and distribute to shareholders any realized capital gains and all net investment income no later than the final Liquidation distribution. Pacific Investment Management Company LLC (“PIMCO”), investment adviser to the Portfolio, intends to distribute substantially all of the Portfolio’s realized capital gains and net investment income prior to the Liquidation. PIMCO will bear all expenses in connection with the Liquidation.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of the Portfolio may redeem their shares of the Portfolio and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases and Redemptions – Redeeming Shares” in the Prospectus. Shareholders may also exchange their Portfolio shares for shares of the same class of any other Portfolio of the Trust available to shareholders.

U.S. Federal Income Tax Matters. The Liquidation is not expected to be a taxable event for the Portfolio or contract owners. To avoid federal income and excise taxes, the Portfolio will distribute any earnings not previously distributed prior to the end of its final taxable year. Prior to any distribution to shareholders, the Portfolio will declare dividends, if any, of an amount sufficient to satisfy its income and excise tax distribution requirements for its final taxable year. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidation.

If you have any questions regarding the Liquidation, please contact the Trust at 1-800-927-4648.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_022616